May 02, 2024
Credit Suisse Multialternative Strategy Fund
Credit Suisse Multialternative Strategy Fund

CREDIT SUISSE OPPORTUNITY FUNDS

Credit Suisse Floating Rate High Income Fund

Credit Suisse Multialternative Strategy Fund

Credit Suisse Managed Futures Strategy Fund

Credit Suisse Strategic Income Fund

(collectively, the “Funds”)

Supplement to the Summary Prospectuses, Statutory Prospectus and Statement of Additional Information (“SAI”), each dated February 28, 2024